Components of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 1,777,145	$ 1,002,784
OCI before reclassifications	(1,258,848)	826,520
Amounts reclassified from AOCI	(29,347)	(52,159)
Total other comprehensive (loss) income	(1,288,195)	774,361	$ (1,230,121)
Ending balance	488,950	1,777,145	1,002,784
Net Unrealized Gain On Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,755,998	980,777
OCI before reclassifications	(1,260,909)	825,079
Amounts reclassified from AOCI	(27,766)	(49,858)
Total other comprehensive (loss) income	(1,288,675)	775,221
Ending balance	467,323	1,755,998	980,777
OTTI Losses In OCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	9,608	8,814
OCI before reclassifications	(2,958)	3,114
Amounts reclassified from AOCI	(1,597)	(2,320)
Total other comprehensive (loss) income	(4,555)	794
Ending balance	5,053	9,608	8,814
Net Gain (loss) on Cash Flow Hedging Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,475	1,020
OCI before reclassifications	8,933	455
Total other comprehensive (loss) income	8,933	455
Ending balance	10,408	1,475	1,020
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	10,240	12,343
OCI before reclassifications	(4,009)	(2,103)
Total other comprehensive (loss) income	(4,009)	(2,103)
Ending balance	6,231	10,240	12,343
Pension And Postretirement Plan Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(176)	(170)
OCI before reclassifications	95	(25)
Amounts reclassified from AOCI	16	19
Total other comprehensive (loss) income	111	(6)
Ending balance	$ (65)	$ (176)	$ (170)